STATUTORY RESERVES AND RESTRICTED NET ASSETS (Tables) - Parent	12 Months Ended
Dec. 31, 2025
Schedule of Condensed balance sheets of the parent company

Condensed balance sheets of the parent company

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands, except for
	share and per share data)
ASSETS
Current assets:
Cash and cash equivalents	40,415	646,909
Short-term investments	1,946,964	2,771,550
Amounts due from subsidiaries and VIEs	1,476,789	1,434,821
Prepayments, receivables and other assets	7,641	3,495
Non‑current assets:
Investment in subsidiaries	66,782,487	61,861,571
Net assets of the VIEs	2,744,068	2,931,280
Long-term investments, net	362,992	—
TOTAL ASSETS	73,361,356	69,649,626

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	168,079	45,209
Amounts due to subsidiaries and VIEs	1,869,461	3,163,129
TOTAL LIABILITIES	2,037,540	3,208,338

SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.00002 par value; 25,000,000,000 ordinary shares authorized, comprising of 24,114,698,720 Class A ordinary shares and 885,301,280 Class B ordinary shares as of both December 31, 2024 and 2025. 3,479,616,986 Class A ordinary shares issued and 3,337,567,403 Class A ordinary shares outstanding(1) as of December 31, 2024; 3,366,778,024 Class A ordinary shares issued and 3,233,808,859 Class A ordinary shares outstanding(1) as of December 31, 2025; and 145,413,446 and 139,447,770 Class B ordinary shares issued and outstanding as of December 31, 2024 and 2025, respectively)	461	450
Treasury shares	(949,410)	(848,433)
Additional paid‑in capital	72,460,562	64,802,176
Accumulated other comprehensive income	609,112	290,029
(Accumulated deficit) / Retained earnings	(796,909)	2,197,066
Total shareholders’ equity	71,323,816	66,441,288
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	73,361,356	69,649,626
(1)	Excluding the Class A ordinary shares registered in the name of the depositary bank for future issuance of ADSs upon the exercise or vesting of awards granted under our share incentive plans and the Class A ordinary shares repurchased but not cancelled in the form of ADSs.

Schedule of Condensed statements of comprehensive income (loss) of the parent company

Condensed statements of comprehensive income of the parent company

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
General and administrative expenses	(45,781)	(33,862)	(92,616)
Interest income, net	52,460	(117)	6,647
Share of income of subsidiaries	5,618,262	3,734,104	2,581,208
Income of the VIEs	194,884	252,952	187,213
Fair value changes through earnings on investments, net	45,235	40,780	95,325
Foreign currency exchange loss	(30,089)	(40,093)	(21,420)
Other income, net	48,253	111,136	237,618
Income before income tax expense	5,883,224	4,064,900	2,993,975
Income tax expense	—	—	—
Net income	5,883,224	4,064,900	2,993,975
Net income attributable to KE Holdings Inc.’s ordinary shareholders	5,883,224	4,064,900	2,993,975

Net income	5,883,224	4,064,900	2,993,975
Other comprehensive income (loss)
Currency translation adjustments	574,223	217,142	(429,040)
Unrealized gains on available-for-sale investments, net of reclassification	82,800	147,668	109,957
Total comprehensive income	6,540,247	4,429,710	2,674,892
Total comprehensive income attributable to KE Holdings Inc.’s ordinary shareholders	6,540,247	4,429,710	2,674,892

Schedule of Condensed statements of cash flows of the parent company

Condensed statements of cash flows of the parent company

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Net cash provided by operating activities	62,063	194,920	131,872
Net cash provided by investing activities	6,933,723	7,749,040	9,950,599
Net cash used in financing activities	(6,576,333)	(7,931,793)	(9,462,344)
Effect of exchange rate changes on cash and cash equivalents	(422,857)	18,834	(13,633)
Net increase (decrease) in cash and cash equivalents	(3,404)	31,001	606,494
Cash and cash equivalents at the beginning of the year	12,818	9,414	40,415
Cash and cash equivalents at the end of the year	9,414	40,415	646,909